Equity (Tables)	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Schedule of Share Based Payments Expense

The following table provides the details of the approximate total share based payments expense during the six months ended June 30, 2019 and 2018:

	June 30,		June 30,
	2019		2018
	(Unaudited)		(Unaudited)
Employees and directors share-based payments	$290,000	(c)	$290,000	(c)
Stock options issued for services	34,000	(d)	22,000	(d)
	$324,000		$312,000

Summary of Stock Option Activity

Stock option activity for the six months ended June 30, 2019 is summarized as follows:

		Weighted Average	Weighted Average Remaining Contractual	Aggregated
	Options	Exercise	Life	Intrinsic
	Outstanding	Price	(Years)	Value
Outstanding at January 1, 2019	2,002,200	$1.11	2.40	$188,790
Exercised	-	$-
Canceled	(41,800)	$1.05
Outstanding at June 30, 2019(Unaudited)	1,960,400	$1.11	1.90	$-
Vested and expected to be vested as of June 30, 2019(Unaudited)	1,938,000	$1.11	1.90	$-
Options exercisable as of June 30, 2019 (vested) (Unaudited)	1,155,200	$1.09	1.90	$-

Schedule of Nonvested Share Activity

The following table summarizes the status of options which contain vesting provisions:

	Options	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2019	1,088,400	$0.69
Vested	(268,500)	$0.59
Canceled	(14,700)	$0.66
Non-vested at June 30, 2019(Unaudited)	805,200	$0.72

Schedule of Stock Options Outstanding and Exercisable

The following table outlines the options outstanding and exercisable as of June 30, 2019:

	Number of Options/warrants	Exercise	Expiration
	Outstanding	Price	Date
2017 Service Agreement Options (Marketing)	50,000	$1.29	10/31/2020
2017 Service Agreement Options (Marketing)	50,000	$1.63	11/30/2020
2017 Service Agreement Options (Marketing)	50,000	$1.48	12/31/2020
2018 Consulting Service Agreement Options	50,000	$1.02	05/27/2021
2017 Consulting Service Agreement Options	50,000	$1.02	05/27/2021
2019 Warrants Agreement	150,000	$1.10	03/12/2022
	400,000